EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings (Loss) Per Share and Weighted Average Shares Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to TKO Group Holdings, Inc.	$ (35,227)	$ 9,408
Adjustment to net income attributable to TKO Group Holdings, Inc. from the assumed conversion of Class B shares		(6,613)
Net income (loss) attributable to TKO Group Holdings, Inc. used in computing diluted earnings (loss) per share	$ (35,227)	$ 2,795
Weighted average Class A Common Shares outstanding - Basic	82,808,019	81,340,472		82,808,019
Additional shares from RSUs and PSUs, as calculated using the treasury stock method		917,177
Additional shares from the assumed conversion of Class B shares		89,616,891
Weighted average number of shares used in computing diluted earnings (loss) per share	82,808,019	171,874,540		82,808,019
Basic earnings (loss) per share	$ (0.43)	$ 0.12	[1]	$ (0.43)	[1]
Diluted earnings (loss) per share	$ (0.43)	$ 0.02	[1]	$ (0.43)	[1]
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Securities that are anti-dilutive this period	89,616,891
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Securities that are anti-dilutive this period	1,636,626
Performance Stock Units (PSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Securities that are anti-dilutive this period	327,403

[1]	Basic and diluted net earnings (loss) per share of Class A common stock is applicable only for the period from September 12, 2023 through December 31, 2024, which is the period following the Transactions (as defined in Note 1 to the audited combined financial statements). See Note 12 for the calculation of the number of shares used in computation of net earnings (loss) per share of Class A common stock and the basis for computation of net earnings (loss) per share.